INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax provision (benefit) for the years ended December 31, 2015, 2014 and 2013 are as follows:

	Years Ended December 31,
	2015	2014	2013
	(In Thousands)
Current income tax provision:
Federal	$2,865	$800	$971
State	5	5	4
Total current income tax provision	2,870	805	975

Deferred income tax provision (benefit):
Federal	(766)	1,183	(1,073)
Total deferred income tax provision (benefit)	(766)	1,183	(1,073)
Total income tax provision (benefit)	$2,104	$1,988	$(98)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the anticipated income tax provision (benefit), based on the statutory tax rate of 34.0%, to the income tax provision (benefit) as reported in the consolidated statements of operations is as follows:

	Years Ended December 31,
	2015	2014	2013
	(Dollars in Thousands)
Income tax provision (benefit) at statutory tax rate	$2,194	$2,176	$(324)
Increase (decrease) resulting from:
Bank-owned life insurance	(210)	(197)	(136)
Tax-exempt income	(52)	(84)	(56)
Compensation and employee benefit plans	183	134	162
Nondeductible expenses	9	7	317
Expired capital loss carryforward	278	—	—
Tax credit	(56)	(56)	(56)
Change in valuation allowance	(300)	(49)	—
State taxes, net of federal tax benefit	3	3	2
Other	55	54	(7)
Total income tax provision (benefit)	$2,104	$1,988	$(98)

Effective tax rate	32.6%	31.1%	10.3%

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2015	2014
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$3,571	$2,885
Unrealized losses on available for sale securities	466	469
Depreciation of premises and equipment	2,795	2,593
Impairment - long lived asset	3	—
Deferred compensation	5,423	5,081
Employee benefit plans	414	493
Capital loss carry-forward	8	326
Interest receivable on nonaccrual loans	93	112
Deferred other real estate owned write-downs	15	15
Net unrealized loss on derivative instruments	17	92
Acquisition fair value adjustments	515	646
Other	136	348
Total deferred tax assets	13,456	13,060
Less valuation allowance	—	(300)
Total deferred tax assets, net of valuation allowance	13,456	12,760

Deferred tax liabilities:
Unrealized gains on available for sale securities	368	571
Goodwill and other intangibles	2,753	2,873
Deferred loan costs	1,050	888
Mortgage servicing asset	324	380
Total deferred tax liabilities	4,495	4,712
Deferred tax asset, net	$8,961	$8,048